Organization and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1: ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ecoark Holdings, Inc. ("Ecoark Holdings" or the "Company") is an innovative AgTech company that is focused on modernizing the post-harvest fresh food supply chain for a wide range of organizations including growers, distributors and retailers. Ecoark Holdings is a holding company that supports the businesses of its subsidiaries. Ecoark Holdings is the parent company of Trend Discovery Holdings, LLC, Ecoark, Inc. and Magnolia Solar Inc. (through its sale in May 2019).

Trend Discovery Holdings, LLC ("Trend Holdings") is a holding company which earns management fees and whose primary asset is Trend Discovery Capital Management. Trend Discovery Capital Management manages several entities including Trend Discovery LP and Trend Discovery SPV I. Trend Discovery LP is a hybrid hedge fund. Trend Discovery LP primarily invests in early-stage startups.

Ecoark, Inc. ("Ecoark") is the parent company of Zest Labs, Inc. and Pioneer Products, LLC.

Zest Labs, Inc. ("Zest Labs") is located in San Jose, California and offers freshness management solutions for food retailers, restaurants, growers, processors and suppliers. It is the parent company of 440labs, Inc.

440labs, Inc. ("440labs") is located near Boston, Massachusetts and is a software development and information solutions provider for cloud, mobile, and IoT (Internet of Things) applications.

Pioneer Products, LLC ("Pioneer Products" or "Pioneer") was involved in the selling of recycled plastic products and the owner of Sable Polymer Solutions, LLC. Pioneer ceased operations in early 2019.

Sable Polymer Solutions, LLC ("Sable") was located in Flowery Branch, Georgia and specialized in the sale, purchase, and processing of post-consumer and post-industrial plastic materials. The key assets of Sable were sold in March 2019.

Magnolia Solar Inc. ("Magnolia Solar") is principally engaged in the development of nanotechnology-based, high-efficiency, thin-film technology that can be deposited on a variety of substrates, including glass and flexible structures. Magnolia Solar was sold in May 2019.

Principles of Consolidation

The condensed consolidated financial statements of Ecoark Holdings and its subsidiaries and the accompanying notes included in this Quarterly Report on Form 10-Q are unaudited. In the opinion of management, all adjustments necessary for the fair presentation of the condensed consolidated financial statements have been included. Such adjustments are of a normal, recurring nature. The condensed consolidated financial statements, and the accompanying notes, are prepared in accordance with generally accepted accounting principles in the United States ("GAAP") and do not contain certain information included in the Company's Annual Report on Form 10-K for the fiscal year ended March 31, 2019. Therefore, the interim condensed consolidated financial statements should be read in conjunction with that Annual Report on Form 10-K.

Reclassifications

The Company has reclassified certain amounts in the September 30, 2018 condensed consolidated financial statements to be consistent with the September 30, 2019 presentation. Reclassifications relating to the discontinued operations are described in Note 2. The reclassifications had no impact on net loss or net cash flows for the six months ended September 30, 2018.

Segment Information

The Company follows the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 280-10 Segment Reporting. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company and its Chief Operating Decision Makers determined that the Company's operations effective with the May 31, 2019, acquisition of Trend Holdings now consist of two segments, Trend Holdings and Zest Labs.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update ("ASU") 2016-02 and later updated with ASU 2019-01 in March 2019 Leases (Topic 842). The ASU's change the accounting for leased assets, principally by requiring balance sheet recognition of assets under lease arrangements. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. On adoption, the Company recognized additional operating liabilities of approximately $99, with corresponding right of use assets of $99 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.

In June 2018, the FASB issued ASU 2018-07 Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting. This ASU is intended to simplify aspects of share-based compensation issued to non-employees by making the guidance consistent with accounting for employee share-based compensation. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. The Company adopted ASU 2018-07 effective April 1, 2019. The adoption did not have a material impact on our consolidated financial statements.

Recent Accounting Pronouncements

In January 2017, the FASB issued ASU 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. This ASU is intended to simplify the subsequent measurement of goodwill by eliminating "Step 2" from the goodwill impairment test. It is effective for annual reporting periods, and interim reporting periods within those years, beginning after December 15, 2019. It is not possible to determine or estimate the impact on our consolidated financial statements at this time.

There were other updates recently issued which represent technical corrections to the accounting literature or application to specific industries or transactions that are not expected to have a material impact, if any impact, on the Company's financial position, results of operations or cash flows.

Going Concern

The Company has experienced losses from operations resulting in an accumulated deficit of $121,921 since inception. The accumulated deficit together with losses of $6,035 for the six months ended September 30, 2019, and net cash used in operating activities in the six months ended September 30, 2019 of $3,134, have resulted in the uncertainty of the Company's ability to continue as a going concern.

These condensed consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period of time.

The Company has raised additional capital through various offerings in addition to a credit facility. The Company's ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing and the successful development of the Company's strategic plan to achieve profitability are necessary for the Company to continue operations. There can be no assurance that such capital will be available or on terms acceptable to the Company. The Company intends to further develop its product offerings and customer bases and has opportunities from the Trend Holdings acquisition. The Company's plans to achieve profitability include evaluating the cost structure and processes of its operations, both at the margin and operating expense levels, as well as pursuing additional strategic acquisitions and dispositions. The ability to successfully resolve these factors raises substantial doubt about the Company's ability to continue as a going concern as determined by management. The condensed consolidated financial statements of the Company do not include any adjustments that may result from the outcome of the uncertainties.

NOTE 1: ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ecoark Holdings, Inc. ("Ecoark Holdings") is an innovative AgTech company that is focused on modernizing the post-harvest fresh food supply chain for a wide range of organizations including growers, processors, distributors and retailers. Ecoark Holdings is the parent company of Ecoark, Inc. and Magnolia Solar Inc. On June 6, 2019, the Company announced that it had entered into a definitive agreement to acquire Trend Discovery Holdings, Inc. ("Trend Discovery"), a fund management company.

Ecoark, Inc. ("Ecoark") was founded in 2011. Ecoark merged into a wholly-owned subsidiary of Magnolia Solar Corporation ("MSC") on March 24, 2016, with Ecoark as the surviving entity. At the merger, MSC changed its name to Ecoark Holdings, Inc. Ecoark is the parent company of Eco360, Pioneer Products and Zest Labs (formerly known as Intelleflex Corporation). Ecoark was also the parent company of Eco3d until it was sold in April 2017, as discussed below.

Eco3d, LLC ("Eco3d") was located in Phoenix, Arizona and provides customers with 3d technologies. Eco3d was formed by Ecoark in November 2013 and Ecoark owned 65% of the LLC. The remaining 35% was reflected as non-controlling interest until September 2016 when Ecoark Holdings issued shares of stock in exchange for the 35% non-controlling interest. Eco3d provides 3d mapping, modeling, and consulting services for clients in retail, construction, healthcare, and other industries throughout the United States. As described further in Note 2, in March 2017 the Ecoark Holdings Board of Directors ("Ecoark Holdings Board") approved a plan to sell Eco3d, and the sale was completed in April 2017.

Eco360, LLC ("Eco360") was engaged in research and development activities. Eco360 was formed in November 2014 by Ecoark. Eco360 does not currently have any active operations.

Pioneer Products, LLC ("Pioneer Products") was involved in the selling of recycled plastic products and other products. It sold to the world's largest retailer. Pioneer Products was purchased by Ecoark in 2012. Pioneer Products acquired Sable Polymer Solutions, LLC in a stock transaction on May 3, 2016, so its results were included with Pioneer's since May 2016. As described in Note 2, in May 2018 the Ecoark Holdings Board approved a plan to sell Pioneer, and it ceased operations in February 2019.

Sable Polymer Solutions, LLC ("Sable") was located in Flowery Branch, Georgia and specialized in the sale, purchase and processing of post-consumer and post-industrial plastic materials. It provided products to a variety of suppliers and customers throughout the plastics processing industry, from small extruders, molders and scrap collectors to large corporations. As described in Note 2, in May 2018 the Ecoark Holdings Board approved a plan to sell Sable, and its key assets were sold in March 2019.

Zest Labs, Inc. ("Zest Labs") is located in San Jose, California and offers freshness management solutions for grocers, restaurants, growers, manufacturers and suppliers. Its Zest Fresh solution is a cloud-based post-harvest freshness management solution that improves delivered quality and reduces losses due to temperature handling and processing by intelligently matching customer freshness requirements with actual product freshness. It focuses on four primary value propositions – operational efficiency, consistent food freshness, reduced waste, and improved food safety. Zest Fresh empowers workers with real-time analytic tools and alerts that improve efficiency while driving quality consistency through best practice adherence at a pallet level. The Zest Delivery solution offers dynamic monitoring and control for prepared food delivery containers, helping delivery and dispatch personnel ensure the quality and safety of delivered food. Zest Labs (then known as Intelleflex Corporation) was purchased by Ecoark in September 2013. Effective October 28, 2016, Intelleflex Corporation changed its name to Zest Labs, Inc. to align its corporate name with its mission and the brand name of its products and services. Zest Labs acquired 440labs, Inc. in a stock transaction on May 23, 2017.

440labs, Inc. ("440labs") is located near Boston, Massachusetts and is a software development and information solutions provider for cloud, mobile, and IoT (Internet of Things) applications. 440labs had been a key development partner with Zest Labs for more than four years prior to the May 2017 acquisition, contributing its expertise in scalable enterprise cloud solutions and mobile applications.

Magnolia Solar Inc. ("Magnolia Solar") is located in Albany, New York and is principally engaged in the development and commercialization of nanotechnology-based, high-efficiency, thin-film technology that can be deposited on a variety of substrates, including glass and flexible structures. Magnolia Solar was a subsidiary of MSC that merged with Ecoark on March 24, 2016 to create Ecoark Holdings and continued operations as a subsidiary of Ecoark Holdings. As described in Note 2, in May 2018 the Ecoark Holdings Board approved a plan to sell Magnolia Solar, and the sale was completed in May 2019.

Principles of Consolidation

The consolidated financial statements include the accounts of Ecoark Holdings and its direct and indirect subsidiaries, collectively referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in consolidation. Ecoark Holdings is a holding company that holds 100% of Ecoark and Magnolia Solar. Ecoark holds 100% of Eco360, Pioneer Products (which owns 100% of Sable), Zest Labs and, until April 2017, Eco3d. As described further in Note 2, in March 2017 the Ecoark Holdings Board approved a plan to sell Eco3d, and the sale was completed in April 2017. Ecoark previously owned 65% of Eco3d and the remaining 35% interest was owned by executives of Eco3d until September 2016 when the executives' 35% interest was acquired in exchange for 525 shares of Ecoark Holdings stock. In conjunction with the sale of Eco3d in April 2017, the 525 shares were reacquired by the Company and canceled.

In May 2018 the Ecoark Holdings Board approved a plan to sell key assets of Pioneer (including the assets of Sable) and Magnolia Solar. Relevant assets and liabilities are classified as held for sale and operations as discontinued in the consolidated financial statements. See Note 2.

The Company applies the guidance of Topic 810 Consolidation of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") to determine whether and how to consolidate another entity.  Pursuant to ASC Paragraph 810-10-15-10 all majority-owned subsidiaries—all entities in which a parent has a controlling financial interest—are consolidated except when control does not rest with the parent. Pursuant to ASC Paragraph 810-10-15-8, the usual condition for a controlling financial interest is ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity is a condition pointing toward consolidation. The power to control may also exist with a lesser percentage of ownership, for example, by contract, lease, agreement with other stockholders, or by court decree.

Noncontrolling Interests

In accordance with ASC 810-10-45 Noncontrolling Interests in Consolidated Financial Statements, the Company classifies noncontrolling interests as a component of equity within the consolidated balance sheet. In September 2016, the 35% noncontrolling interest of Eco3d was acquired in exchange for 525 shares of Ecoark Holdings stock which eliminated the noncontrolling interest. On April 14, 2017, the Company sold the assets, liabilities and membership interests in Eco3d, and the 525 shares of Ecoark Holdings were returned as part of the sales proceeds and were subsequently canceled.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("GAAP") and the rules and regulations of the United States Securities and Exchange Commission (the "Commission" or the "SEC"). It is management's opinion that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation.

Reclassification

The Company has reclassified certain amounts in the fiscal 2018 consolidated financial statements to comply with the 2019 presentation. These principally relate to classification of certain revenues, cost of revenues and related segment data, as well as certain research and development expenses. Reclassifications relating to the discontinued operations of Eco3d, Pioneer, Sable and Magnolia are described further in Note 2. The Company reclassified certain items in inventory of Zest Labs to property and equipment to reflect the transition to the Software as a Service ("SaaS") model. The reclassifications had no impact on total net loss or net cash flows for the years ended March 31, 2019 and 2018. However, restatements described further in Note 3 did impact fiscal 2018 reported amounts.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. These estimates include, but are not limited to, management's estimate of provisions required for uncollectible accounts receivable, fair value of assets held for sale and assets and liabilities acquired, impaired value of equipment and intangible assets, liabilities to accrue, fair value of derivative liabilities associated with warrants, cost incurred in the satisfaction of performance obligations, permanent and temporary differences related to income taxes and determination of the fair value of stock awards. Actual results could differ from those estimates.

Cash

Cash consists of cash, demand deposits and money market funds with an original maturity of three months or less. The Company holds no cash equivalents as of March 31, 2019 and 2018, respectively. The Company maintains cash balances in excess of the FDIC insured limit. The Company does not consider this risk to be material.

Inventory

Inventory was stated at the lower of cost or market. Inventory cost was determined on average cost and at standard cost, which approximates average costs in accordance with ASC 330-10-30-12. Provisions were made to reduce slow-moving, obsolete, or unusable inventories to their estimated useful or scrap values. The Company established reserves for this purpose. As of March 31, 2018, the inventory of Sable was included in assets held for sale as more fully described on Note 2. Effective April 1, 2017, the Company changed its inventory costing method at Sable from first-in first-out ("FIFO") to average cost. FIFO costs approximated average cost. The change was made in conjunction with a system conversion that enabled the Company to move from a periodic to a perpetual inventory system. In accordance with ASC 250-10-45-11 through 45-13, management determined that the change was preferable because it provides better operational control and visibility into inventory levels and costs, and it facilitates cost analysis at a batch level that was not available previously. The effect of the change was not material to the Company's consolidated financial statements for the period ended March 31, 2018. As of March 31, 2018, the inventory of Zest Labs consisting of tags, readers, antenna, etc. was reclassified to property and equipment to reflect the use of the assets in the SaaS revenue model.

Property and Equipment and Long-Lived Assets

Property and equipment is stated at cost. Depreciation on property and equipment is computed using the straight-line method over the estimated useful lives of the assets, which range from two to ten years for all classes of property and equipment, except leasehold improvements which are depreciated over the term of the lease, which is shorter than the estimated useful life of the improvements.

ASC 360 requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company has early adopted Accounting Standard Update ("ASU") 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment effective April 1, 2017. The adoption of this ASU did not have a material impact on our consolidated financial statements.

The Company reviews recoverability of long-lived assets on a periodic basis whenever events and changes in circumstances have occurred which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Company's ability to recover the carrying value of its long-lived assets from expected future cash flows from its operations on an undiscounted basis. If such assets are determined to be impaired, the impairment recognized is the amount by which the carrying value of the assets exceeds the fair value of the assets.

ASC 360-10 addresses criteria to be considered for long-lived assets expected to be disposed of by sale. Six criteria are listed in ASC 360-10-45-9 that must be met in order for assets to be classified as held for sale. Once the criteria are met, long-lived assets classified as held for sale are to be measured at the lower of carrying amount or fair value less costs to sell. The Company did consider it necessary to record impairment charges for equipment acquired as part of the Sable acquisition. As of March 31, 2019 and 2018, the property and equipment of Sable and Magnolia Solar have been reclassified as assets held for sale as more fully described in Note 2.

Intangible assets with definite useful lives are stated at cost less accumulated amortization and impairment. Intangible assets capitalized as of March 31, 2019 and 2018 represent the valuation of the Company-owned patents, outsourced vendor relationships and non-compete agreements. These intangible assets were being amortized on a straight-line basis over their estimated average useful lives of thirteen and a half years for the patents, three years for outsourced vendor relationships and two years for non-compete agreements. Expenditures on intangible assets through the Company's filing of patent and trademark protection for Company-owned inventions are expensed as incurred.

The Company assesses the impairment of identifiable intangibles whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers to be important which could trigger an impairment review include the following:

1. Significant underperformance relative to expected historical or projected future operating results;

2. Significant changes in the manner of use of the acquired assets or the strategy for the overall business; and

3. Significant negative industry or economic trends.

When the Company determines that the carrying value of intangibles may not be recoverable based upon the existence of one or more of the above indicators of impairment and the carrying value of the asset cannot be recovered from projected undiscounted cash flows, the Company records an impairment charge. The Company measures any impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in the current business model. Significant management judgment is required in determining whether an indicator of impairment exists and in projecting cash flows. The Company tested the carrying value of its long-lived assets for recoverability during the year ended March 31, 2019, and impairments were recorded during this period.

Advertising Expense

The Company expenses advertising costs, as incurred. Advertising expenses for the years ended March 31, 2019 and 2018, which were nominal, are included in other general and administrative costs.

Software Costs

The Company accounts for software development costs in accordance with ASC 985-730 Software Research and Development, and ASC 985-20 Costs of Software to be Sold, Leased or Marketed. ASC 985-20 requires that costs related to the development of the Company's products be capitalized as an asset when incurred subsequent to the point at which technological feasibility of the enhancement is established and prior to when a product is available for general release to customers. ASC 985-20 specifies that technological feasibility can be established by the completion of a detailed program design. Costs incurred prior to achieving technological feasibility are expensed. The Company does utilize detailed program designs; however, the Company's products are released soon after technological feasibility has been established and as a result software development costs have been expensed as incurred.

Research and Development Costs

Research and development costs are expensed as incurred. These costs include internal salaries and related costs and professional fees for activities related to development. These costs relate to the Zest Data Services platform, Zest Fresh and Zest Delivery.

Subsequent Events

Subsequent events were evaluated through the date the consolidated financial statements were filed.

Shipping and Handling Costs

The Company reports shipping and handling revenues and their associated costs in revenue and cost of revenue, respectively. Shipping revenues and costs for the years ended March 31, 2019 and 2018, were nominal and included in cost of product sales.

Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which the Company early adopted effective April 1, 2017. No cumulative adjustment to accumulated deficit was required as a result of this adoption, and the early adoption did not have a material impact on our consolidated financial statements as no material arrangements prior to the adoption were impacted under the new pronouncement.

The Company accounts for a contract when it has been approved and committed to, each party's rights regarding the goods or services to be transferred have been identified, the payment terms have been identified, the contract has commercial substance, and collectability is probable. Revenue is generally recognized net of allowances for returns and any taxes collected from customers and subsequently remitted to governmental authorities. Revenue recognition for multiple-element arrangements requires judgment to determine if multiple elements exist, whether elements can be accounted for as separate units of accounting, and if so, the fair value for each of the elements.

Revenue from software license agreements of Zest Labs is recognized over time or at a point in time depending on the evaluation of when the customer obtains control of the promised goods or services over the term of the agreement. For agreements where the software requires continuous updates to provide the intended functionality, revenue is recognized over the term of the agreement. For software as a service ("SaaS") contracts that include multiple performance obligations, including hardware, perpetual software licenses, subscriptions, term licenses, maintenance and other services, the Company allocates revenue to each performance obligation based on estimates of the price that would be charged to the customer for each promised product or service if it were sold on a standalone basis. For contracts for new products and services where standalone pricing has not been established, the Company allocates revenue to each performance obligation based on estimates using the adjusted market assessment approach, the expected cost plus a margin approach or the residual approach as appropriate under the circumstances. Contracts are typically on thirty-day payment terms from when the Company satisfies the performance obligation in the contract. In fiscal 2019, the Company did not have significant revenue from software license agreements.

The Company accounts for contract costs in accordance with ASC Topic 340-40, Contracts with Customers. The Company recognizes the cost of sales of a contract as expense when incurred or at the time a performance obligation is satisfied. The Company recognizes an asset from the costs to fulfill a contract only if the costs relate directly to a contract, the costs generate or enhance resources that will be used in satisfying a performance obligation in the future and the costs are expected to be recovered. The incremental costs of obtaining a contract are capitalized unless the costs would have been incurred regardless of whether the contract was obtained.

Revenue Recognition – Discontinued Operations

Product revenue for discontinued operations which is netted in loss from discontinued operations consists primarily of the sale of recycled plastics products by Pioneer and Sable. Contracts for products are for products held in inventory and typically are on thirty-day payment terms. Management's evaluation of credit risk involves judgement and may include securing insurance coverage on the recoverability of the receivables. Revenues are recognized when obligations under the terms of a contract with the customer are satisfied and when control of the promised goods are transferred to the customer, typically when products are shipped to the customer. Expected costs of standard warranties and claims are recognized as expense.

For discontinued operations of Magnolia Solar, services contracts include research contracts for the government. The contracts define delivery dates for which the performance obligation will be satisfied over time. Revenue is recognized over time based on the output method to measure the Company's progress toward complete satisfaction of a performance obligation.

Accounts Receivable and Concentration of Credit Risk

The Company considers accounts receivable, net of allowance for returns and doubtful accounts, to be fully collectible. The allowance is based on management's estimate of the overall collectability of accounts receivable, considering historical losses, credit insurance and economic conditions. Based on these same factors, individual accounts are charged off against the allowance when management determines those individual accounts are uncollectible. Credit extended to customers is generally uncollateralized, however credit insurance is obtained for some customers. Past-due status is based on contractual terms.

Uncertain Tax Positions

The Company follows ASC 740-10 Accounting for Uncertainty in Income Taxes. This requires recognition and measurement of uncertain income tax positions using a "more-likely-than-not" approach. Management evaluates their tax positions on an annual basis.

The Company files income tax returns in the U.S. federal tax jurisdiction and various state tax jurisdictions. The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

Vacation and Paid-Time-Off Compensation

The Company follows ASC 710-10 Compensation – General. The Company records liabilities and expense when obligations are attributable to services already rendered, will be paid even if an employee is terminated, payment is probable, and the amount can be estimated.

Share-Based Compensation

The Company follows ASC 718 Compensation – Stock Compensation and has early adopted ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting as of July 1, 2017. The Company calculates compensation expense for all awards granted, but not yet vested, based on the grant-date fair values. Share-based compensation expense for all awards granted is based on the grant-date fair values. The Company recognizes these compensation costs, net of an estimated forfeiture rate, on a pro rata basis over the requisite service period of each vesting tranche of each award. The Company considers voluntary termination behavior as well as trends of actual option forfeitures when estimating the forfeiture rate. The Company facilitates payment of the employee tax withholdings resulting from the issuances of these awards by remitting the employee taxes and recovering the resulting amounts due from the employee either via payments from employees or from the sale of shares issued sufficient to cover the amounts due the Company.

The Company measures compensation expense for its non-employee share-based compensation under ASC 505-50 Equity-Based Payments to Non-Employees. The fair value of the options and shares issued is used to measure the transactions, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company's common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty's performance is complete. The fair value of the equity instrument is charged directly to expense, or to a prepaid expense if shares of common stock are issued in advance of services being rendered, and additional paid-in capital.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting effective April 1, 2017. Cash paid when shares were directly withheld for tax withholding purposes is classified as a financing activity in the statement of cash flows. There were no other impacts from this adoption.

Fair Value of Financial Instruments

ASC 825 Financial Instruments requires the Company to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions are set forth below for the Company's financial instruments: The carrying amount of cash, accounts receivable, prepaid and other current assets, accounts payable and accrued liabilities, and amounts payable to related parties, approximate fair value because of the short-term maturity of those instruments. The Company does not utilize derivative instruments. The carrying amount of the Company's debt instruments also approximates fair value.

Leases

The Company follows ASC 840 Leases in accounting for leased properties. The Company leases office and production facilities for terms typically ranging from three to five years. Rent escalations over the term of a lease are considered at the inception of the lease such that the monthly average for all payments is recorded as straight-line rent expense with any differences recorded in accrued liabilities. As subsequently described, the Company is adopting ASC 842 Leases for the fiscal year beginning April 1, 2019.

Earnings (Loss) Per Share of Common Stock

Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding. Diluted earnings per share ("EPS") include additional dilution from common stock equivalents, such as convertible notes, preferred stock, stock issuable pursuant to the exercise of stock options and warrants. Common stock equivalents are not included in the computation of diluted earnings per share when the Company reports a loss because to do so would be anti-dilutive for periods presented, so only basic weighted average number of common shares are used in the computations.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Management evaluates all of the Company's financial instruments, including warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. The Company generally uses a Black-Scholes model, as applicable, to value the derivative instruments at inception and subsequent valuation dates when needed. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is remeasured at the end of each reporting period. The Black-Scholes model is used to estimate the fair value of the derivative liabilities. Applying this accounting policy resulted in restatements of prior periods as more fully described in Note 3.

Fair Value Measurements

ASC 820 Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. ASC 820 classifies these inputs into the following hierarchy:

Level 1 inputs: Quoted prices for identical instruments in active markets.

Level 2 inputs: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 inputs: Instruments with primarily unobservable value drivers.

Segment Information

The Company follows the provisions of ASC 280-10 Segment Reporting. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. As a result of Sable, Pioneer and Magnolia Solar being classified as discontinued operations, the Company and its Chief Operating Decision Makers determined that the Company's operations now consist of only one segment, Zest Labs.

Related-Party Transactions

Parties are considered to be related to the Company if the parties directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal stockholders of the Company, its management, members of the immediate families of principal stockholders of the Company and its management and other parties with which the Company may deal where one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all material related-party transactions (see Note 12). All transactions shall be recorded at fair value of the goods or services exchanged. Property purchased from a related party is recorded at the cost to the related party and any payment to or on behalf of the related party in excess of the cost is reflected as compensation or distribution to related parties depending on the transaction.

Recently Adopted Accounting Pronouncements

In May 2014, August 2015 and May 2016, the FASB issued ASU 2014-09 Revenue from Contracts with Customers, ASU 2015-14 Revenue from Contracts with Customers, Deferral of the Effective Date, and ASU 2016-12 Revenue from Contracts with Customers, Narrow-Scope Improvements and Practical Expedients, respectively, which implement ASC Topic 606. ASU 2017-13 issued in September 2017 clarifies SEC Staff guidance on the transition to ASC 606. ASC Topic 606 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance under U.S. GAAP, including industry-specific guidance. It also requires entities to disclose both quantitative and qualitative information that enable financial statement users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amendments in these ASUs are effective for annual periods beginning after December 15, 2017, and interim periods therein. Early adoption is permitted for annual periods beginning after December 15, 2016. These ASUs may be applied retrospectively with a cumulative adjustment to retained earnings in the year of adoption. The Company adopted the above ASUs (ASC Topic 606) effective April 1, 2017. The adoption of these ASUs did not have a material impact on our consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09 Compensation – Stock Compensation (Topic 718) Scope of Modification Accounting. The FASB issued this update to provide clarity and reduce both (1) diversity in practice and (2) cost and complexity when applying the guidance in Topic 718 to a change to the terms or conditions of a share-based payment award. The amendments in this update are required for all entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2017 and early adoption is permitted. The Company adopted ASU 2017-09 as of July 1, 2017. The adoption of this ASU did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 Intangibles – Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. The amendments in this update are required for public business entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The update is intended to simplify the annual or interim goodwill impairment test. A public business entity that is a U.S. SEC filer must adopt the amendments in this update for its annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company adopted ASU 2017-04 effective April 1, 2017. The adoption of this ASU did not have a material impact on our consolidated financial statements.

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805), Clarifying the Definition of a Business. The amendments in this update are required for public business entities that have goodwill reported in their financial statements and have not elected the private company alternative for the subsequent measurement of goodwill. The update is intended to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. Public business entities must apply the amendments in this update to annual periods beginning after December 15, 2017. Early application is permitted under certain conditions. The Company adopted ASU 2017-01 effective April 1, 2017. The adoption of this ASU did not have a material impact on our consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. The amendments in this update provided guidance on eight specific cash flow issues. This update provided specific guidance on each of the eight issues, thereby reducing the diversity in practice in how certain transactions are classified in the statement of cash flows. ASU 2016-15 is effective for fiscal years and interim periods beginning after December 31, 2017. Early adoption is permitted. The Company adopted ASU 2016-15 effective April 1, 2017. The adoption of this ASU did not have a material impact on our consolidated financial statements.

The Company adopted ASU 2016-09 Improvements to Employee Share-Based Payment Accounting effective April 1, 2017. Cash paid when shares were directly withheld for tax withholding purposes is classified as a financing activity in the statement of cash flows. There were no other impacts from this adoption.

In July 2017, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Rounds and II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. This ASU changes the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity's own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. The amendments also require entities to recognize the effect of the down round feature on earnings per share when it is triggered. ASU 2017-11 should be adopted retrospectively or as a cumulative-effect adjustment as of the date of adoption, only to financial instruments outstanding as of the initial application date. ASU 2017-11 will be effective for annual reporting periods, and interim periods within those annual periods, beginning after December 15, 2018, which will be the Company's fiscal year 2020 (beginning April 1, 2019). Early adoption is permitted, including adoption in an interim period. Prior to the adoption of this guidance the issuance of equity instruments with a down round feature would have had an impact on the Company's consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU 2016-02 and later updated with ASU 2019-01 in March 2019 Leases (Topic 842). The ASU's change the accounting for leased assets, principally by requiring balance sheet recognition of assets under lease arrangements. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. On adoption, the Company currently expects to recognize additional operating liabilities of approximately $121, with corresponding right of use assets of $112 based on the present value of the remaining minimum rental payments under leasing standards for existing operating leases.

In June 2018, the FASB issued ASU 2018-07 Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting. This ASU is intended to simplify aspects of share-based compensation issued to non-employees by making the guidance consistent accounting for employee share-based compensation. It is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. The Company does not expect the impact to be material given the current nonemployee share-based grants outstanding.

There were other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the Company's financial position, results of operations or cash flows.

Going Concern

The Company has experienced losses from operations resulting in an accumulated deficit of $115,886 since inception. The accumulated deficit as well as recurring losses of $13,650 and $32,836 for the years ended March 31, 2019 and 2018, respectively, cash used in operating activities in fiscal 2019 and 2018 were $9,040 and $17,643, respectively, and negative working capital of $5,045 as of March 31, 2019, have resulted in the uncertainty of the Company's ability to continue as a going concern.

These consolidated financial statements of the Company have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business over a reasonable period of time.

The Company raised additional capital through the issuance of common stock (net of fees), in private placements, issuances under equity purchase agreements and sales of convertible notes of $4,221 and $12,693 in the year ended March 31, 2019 and 2018, respectively (see Note 13). In addition, the Company has secured a $10,000 credit facility (see Note 10), and it has effected a merger with Trend Discovery Holdings, Inc. on May 31, 2019 (see Note 19). The Company's ability to raise additional capital through future equity and debt securities issuances and funding from the credit facility and Trend Discovery is not assured. Obtaining additional financing and the successful development of the Company's strategic plan to achieve profitability are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company's ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of the uncertainties.

As more fully described in Note 3, in connection with the preparation of the Company's consolidated financial statements as of and for the fiscal ended March 31, 2019, the Company identified inadvertent errors in the accounting for certain embedded derivative liabilities associated with warrants issued as a part of capital raises in 2017 and 2018. In connection with those capital raises, proceeds (net of fees) were accounted for as equity. Upon further evaluation, the Company determined that a portion of the capital raised should have been accounted for as liabilities with fair value changes recorded in the Company's consolidated statements of operations.